GURU FAVORITE STOCKS ETF
SCHEDULE OF INVESTMENTS
August 31, 2024 (Unaudited)

COMMON STOCKS - 98.9%	Shares	Value
Asset Management & Custody Banks - 3.4%
KKR & Co., Inc.	9,126	$1,129,525

Broadline Retail - 2.8%
Amazon.com, Inc. (a)	5,324	950,334

Consumer Finance - 3.0%
American Express Co.	3,920	1,013,908

Diversified Financial Services - 2.9%
Apollo Global Management, Inc.	8,382	970,049

Financial Exchanges & Data - 3.3%
Moody's Corp.	2,258	1,101,317

Health Care Equipment - 6.0%
Edwards Lifesciences Corp. (a)	10,146	709,814
Intuitive Surgical, Inc. (a)	2,593	1,277,390
		1,987,204

Health Care Technology - 2.1%
Veeva Systems, Inc. - Class A (a)	3,171	686,331

Human Resource & Employment Services - 2.5%
Paychex, Inc.	6,280	823,936

Insurance Brokers - 8.8%
Arthur J Gallagher & Co.	4,120	1,205,389
Brown & Brown, Inc.	16,502	1,734,855
		2,940,244

Interactive Media & Services - 10.5%
Alphabet, Inc. - Class A	13,041	2,130,638
Meta Platforms, Inc. - Class A	2,629	1,370,524
		3,501,162

Investment Banking & Brokerage - 2.9%
Goldman Sachs Group, Inc.	1,913	976,108

Life Sciences Tools & Services - 2.6%
Danaher Corp.	3,212	865,024

Managed Health Care - 6.7%
Elevance Health, Inc.	2,145	1,194,529
UnitedHealth Group, Inc.	1,788	1,055,278
		2,249,807

GURU FAVORITE STOCKS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2024 (Unaudited)

COMMON STOCKS - 98.9% (CONTINUED)	Shares	Value
Multi-Sector Holdings - 4.4%
Berkshire Hathaway, Inc. - Class B (a)	3,049	$1,451,080

Semiconductors - 10.0%
NVIDIA Corp.	17,395	2,076,441
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	7,407	1,271,782
		3,348,223

Soft Drinks & Non-alcoholic Beverages - 1.8%
Monster Beverage Corp. (a)	12,880	607,034

Systems Software - 9.5%
Microsoft Corp.	7,620	3,178,607

Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	5,306	1,215,074

Trading Companies & Distributors - 2.5%
Fastenal Co.	11,978	817,858

Transaction & Payment Processing Services - 9.6%
Jack Henry & Associates, Inc.	4,433	767,042
Mastercard, Inc. - Class A	2,496	1,206,417
Visa, Inc. - Class A	4,404	1,217,133
		3,190,592
TOTAL COMMON STOCKS (Cost $25,107,716)		33,003,417

SHORT-TERM INVESTMENTS - 1.1%
Money Market Funds - 1.1%
First American Government Obligations Fund - Class X, 5.23% (b)	355,773	355,773
TOTAL SHORT-TERM INVESTMENTS (Cost $355,773)		355,773

TOTAL INVESTMENTS - 100.0% (Cost $25,463,489)		$33,359,190
Other Assets in Excess of Liabilities - 0.0% (c)		672
TOTAL NET ASSETS - 100.0%		$33,359,862

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.
(c)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

GURU FAVORITE STOCKS ETF

Summary of Fair Value Disclosure as of August 31, 2024 (Unaudited)

Guru Favorite Stocks ETF (the "Fund) has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$33,003,417	$—	$—	$33,003,417
Money Market Funds	355,773	—	—	355,773
Total Investments in Securities	$33,359,190	$—	$—	$33,359,190

Refer to the Schedule of Investments for additional information.

During the fiscal period ended August 31, 2024, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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